Fair Value Measurements (Schedule of Fair Value Hierarchy for Assets and Liabilities) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
IFRS Statement [Line Items]
Trading loans, securities, and other	$ 175,770	$ 152,090
Non-trading financial assets at fair value through profit or loss	5,869	7,340
Derivatives	78,061	87,382
Financial assets designated at fair value through profit or loss	6,417	5,818
Financial assets at fair value through other comprehensive income	93,897	69,865
Securities purchased under reverse repurchase agreements	208,217	204,333
Trading deposits	30,412	30,980
Derivatives	68,368	71,640
Securitization liabilities at fair value	20,319	14,422
Financial liabilities designated at fair value through profit or loss	207,914	192,130
Obligations related to securities sold short	39,515	44,661
Obligations related to securities sold under repurchase agreements	201,900	166,854
Recurring fair value measurement [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	175,770	152,090
Non-trading financial assets at fair value through profit or loss	5,869	7,340
Derivatives	78,061	87,382
Financial assets designated at fair value through profit or loss	6,417	5,818
Financial assets at fair value through other comprehensive income	93,897	69,865
Securities purchased under reverse repurchase agreements	10,488	9,649
Trading deposits	30,412	30,980
Derivatives	68,368	71,640
Securitization liabilities at fair value	20,319	14,422
Financial liabilities designated at fair value through profit or loss	207,914	192,130
Obligations related to securities sold short	39,515	44,661
Obligations related to securities sold under repurchase agreements	9,736	12,641
Recurring fair value measurement [member] | Canadian government federal debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	10,242	9,145
Financial assets at fair value through other comprehensive income	18,139	18,210
Recurring fair value measurement [member] | Canadian government provincial debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	6,398	7,445
Financial assets at fair value through other comprehensive income	21,270	19,940
Recurring fair value measurement [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
IFRS Statement [Line Items]
Trading loans, securities, and other	18,861	24,394
Financial assets at fair value through other comprehensive income	35,197	11,002
Recurring fair value measurement [member] | Other OECD government-guaranteed debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	9,722	8,811
Financial assets at fair value through other comprehensive income	1,679	1,498
Recurring fair value measurement [member] | Mortgage-backed securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	1,352	1,698
Financial assets at fair value through other comprehensive income	2,137	2,277
Recurring fair value measurement [member] | Other canadian debt securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	6,623	6,072
Recurring fair value measurement [member] | Other debt securities - non-canadian [Member]
IFRS Statement [Line Items]
Trading loans, securities, and other	15,859	14,613
Recurring fair value measurement [member] | Equity securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	68,728	54,237
Financial assets at fair value through other comprehensive income	4,415	3,513
Recurring fair value measurement [member] | Trading Loans [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	23,518	17,261
Recurring fair value measurement [member] | Commodities [Member]
IFRS Statement [Line Items]
Trading loans, securities, and other	14,466	8,411
Recurring fair value measurement [member] | Retained interests [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	1	3
Recurring fair value measurement [member] | Securities [member]
IFRS Statement [Line Items]
Non-trading financial assets at fair value through profit or loss	2,812	3,845
Financial assets designated at fair value through profit or loss	6,417	5,818
Recurring fair value measurement [member] | Loans [member]
IFRS Statement [Line Items]
Non-trading financial assets at fair value through profit or loss	3,057	3,495
Financial assets at fair value through other comprehensive income	230	421
Recurring fair value measurement [member] | Interest Rate Contracts [Member]
IFRS Statement [Line Items]
Derivatives	15,442	22,910
Derivatives	13,444	21,206
Recurring fair value measurement [member] | Foreign exchange contracts [member]
IFRS Statement [Line Items]
Derivatives	51,061	57,413
Derivatives	40,978	44,873
Recurring fair value measurement [member] | Credit contracts [member]
IFRS Statement [Line Items]
Derivatives	6	54
Derivatives	403	172
Recurring fair value measurement [member] | Equity contracts [member]
IFRS Statement [Line Items]
Derivatives	6,231	4,897
Derivatives	7,998	3,279
Recurring fair value measurement [member] | Commodity contracts [member]
IFRS Statement [Line Items]
Derivatives	5,321	2,108
Derivatives	5,545	2,110
Recurring fair value measurement [member] | Assets backed securities [Member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	1,384	4,114
Recurring fair value measurement [member] | Corporate and other debt [member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	9,446	8,890
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	82,877	61,880
Non-trading financial assets at fair value through profit or loss	391	269
Derivatives	661	407
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	1,058	1,133
Securities purchased under reverse repurchase agreements	0	0
Trading deposits	0	0
Derivatives	706	290
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Obligations related to securities sold short	1,783	1,329
Obligations related to securities sold under repurchase agreements	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Canadian government federal debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	691	72
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Canadian government provincial debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	2
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other OECD government-guaranteed debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Mortgage-backed securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other canadian debt securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other debt securities - non-canadian [Member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	68,682	54,186
Financial assets at fair value through other comprehensive income	1,058	1,133
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Trading Loans [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Commodities [Member]
IFRS Statement [Line Items]
Trading loans, securities, and other	13,504	7,620
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Retained interests [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities [member]
IFRS Statement [Line Items]
Non-trading financial assets at fair value through profit or loss	391	269
Financial assets designated at fair value through profit or loss	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Loans [member]
IFRS Statement [Line Items]
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Interest Rate Contracts [Member]
IFRS Statement [Line Items]
Derivatives	2	17
Derivatives	3	16
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Foreign exchange contracts [member]
IFRS Statement [Line Items]
Derivatives	47	26
Derivatives	30	19
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Credit contracts [member]
IFRS Statement [Line Items]
Derivatives	0	0
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity contracts [member]
IFRS Statement [Line Items]
Derivatives	64	58
Derivatives	0	7
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Commodity contracts [member]
IFRS Statement [Line Items]
Derivatives	548	306
Derivatives	673	248
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Assets backed securities [Member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	92,855	90,068
Non-trading financial assets at fair value through profit or loss	4,245	6,091
Derivatives	77,370	86,953
Financial assets designated at fair value through profit or loss	6,417	5,818
Financial assets at fair value through other comprehensive income	89,477	66,328
Securities purchased under reverse repurchase agreements	10,488	9,649
Trading deposits	29,907	29,995
Derivatives	67,441	71,174
Securitization liabilities at fair value	20,319	14,422
Financial liabilities designated at fair value through profit or loss	207,890	192,108
Obligations related to securities sold short	37,732	43,332
Obligations related to securities sold under repurchase agreements	9,736	12,641
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Canadian government federal debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	9,551	9,073
Financial assets at fair value through other comprehensive income	18,139	18,210
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Canadian government provincial debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	6,398	7,445
Financial assets at fair value through other comprehensive income	21,270	19,940
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
IFRS Statement [Line Items]
Trading loans, securities, and other	18,861	24,325
Financial assets at fair value through other comprehensive income	35,197	11,002
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other OECD government-guaranteed debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	9,722	8,811
Financial assets at fair value through other comprehensive income	1,679	1,498
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Mortgage-backed securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	1,352	1,698
Financial assets at fair value through other comprehensive income	2,137	2,277
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other canadian debt securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	6,611	6,067
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other debt securities - non-canadian [Member]
IFRS Statement [Line Items]
Trading loans, securities, and other	15,845	14,553
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	34	41
Financial assets at fair value through other comprehensive income	2	3
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Trading Loans [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	23,518	17,261
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Commodities [Member]
IFRS Statement [Line Items]
Trading loans, securities, and other	962	791
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Retained interests [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	1	3
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities [member]
IFRS Statement [Line Items]
Non-trading financial assets at fair value through profit or loss	1,188	2,596
Financial assets designated at fair value through profit or loss	6,417	5,818
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Loans [member]
IFRS Statement [Line Items]
Non-trading financial assets at fair value through profit or loss	3,057	3,495
Financial assets at fair value through other comprehensive income	230	421
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Interest Rate Contracts [Member]
IFRS Statement [Line Items]
Derivatives	15,440	22,893
Derivatives	13,283	21,064
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Foreign exchange contracts [member]
IFRS Statement [Line Items]
Derivatives	51,001	57,380
Derivatives	40,936	44,841
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Credit contracts [member]
IFRS Statement [Line Items]
Derivatives	6	54
Derivatives	403	172
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity contracts [member]
IFRS Statement [Line Items]
Derivatives	6,167	4,839
Derivatives	7,974	3,251
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Commodity contracts [member]
IFRS Statement [Line Items]
Derivatives	4,756	1,787
Derivatives	4,845	1,846
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Assets backed securities [Member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	1,384	4,114
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	9,439	8,863
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	38	142
Non-trading financial assets at fair value through profit or loss	1,233	980
Derivatives	30	22
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	3,362	2,404
Securities purchased under reverse repurchase agreements	0	0
Trading deposits	505	985
Derivatives	221	176
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	24	22
Obligations related to securities sold short	0	0
Obligations related to securities sold under repurchase agreements	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Canadian government federal debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Canadian government provincial debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | United State Federal State Municipal Governments And Agencies Debt [Member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	67
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other OECD government-guaranteed debt [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Mortgage-backed securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other canadian debt securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	12	5
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Other debt securities - non-canadian [Member]
IFRS Statement [Line Items]
Trading loans, securities, and other	14	60
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity securities [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	12	10
Financial assets at fair value through other comprehensive income	3,355	2,377
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Trading Loans [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Commodities [Member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Retained interests [member]
IFRS Statement [Line Items]
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Securities [member]
IFRS Statement [Line Items]
Non-trading financial assets at fair value through profit or loss	1,233	980
Financial assets designated at fair value through profit or loss	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Loans [member]
IFRS Statement [Line Items]
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Interest Rate Contracts [Member]
IFRS Statement [Line Items]
Derivatives	0	0
Derivatives	158	126
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Foreign exchange contracts [member]
IFRS Statement [Line Items]
Derivatives	13	7
Derivatives	12	13
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Credit contracts [member]
IFRS Statement [Line Items]
Derivatives	0	0
Derivatives	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Equity contracts [member]
IFRS Statement [Line Items]
Derivatives	0	0
Derivatives	24	21
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Commodity contracts [member]
IFRS Statement [Line Items]
Derivatives	17	15
Derivatives	27	16
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Assets backed securities [Member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member] | Corporate and other debt [member]
IFRS Statement [Line Items]
Financial assets at fair value through other comprehensive income	$ 7	$ 27